Note 8 - Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule Of Outstanding Letters Of Credit [Table Text Block]
		L/C	Lease	Letters of Credit Amount Outstanding
Facility	Original L/C Issue Date	Expiration Date	Expiration Date	Dec. 31 2016	Dec. 31, 2015
Mt. Laurel, NJ	3/29/2010	3/31/2018	4/30/2021	$125	$250
Mansfield, MA	10/27/2010	11/08/2017	8/31/2021	50	100
				$175	$350